BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 – BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS

2.1    Basis of preparation

The consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). Hepsiburada and its subsidiaries maintain their books of account in Turkish Lira (“TRY”) based on the Turkish Commercial Code (“TCC”), Turkish tax legislation and the Uniform Chart of Accounts issued by the Ministry of Finance of Türkiye. These consolidated financial statements are based on the statutory records, which are maintained under the historical cost convention except for the financial investments which are measured at fair value, with adjustments and reclassifications for the purpose of fair presentation in accordance with IFRS.

The preparation of consolidated financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 2.2.

Financial reporting in hyperinflationary economy

Since the beginning of 2021, inflation in Türkiye has increased significantly. With the cumulative effect of increasing inflation in recent three years, it has become necessary for entities operating in Türkiye to apply International Accounting Standards (“IAS”) 29 – Financial Reporting in Hyperinflationary Economies starting from 30 June 2022. One of the important indicators for the application of IAS 29 is a three-year compound inflation rate approaching or exceeding 100%. Three-year cumulative increase in Consumer Price Index (CPI) as of June 2022 has been 136% in Türkiye according to inflation data published by Statistical Institute of Türkiye on 4 July 2022.

Adjustments have been made in accordance with the terms of IAS 29 “Financial Reporting in Hyperinflationary Economies” regarding the changes in the general purchasing power of the Turkish Lira as of 31 December 2023. The terms of IAS 29 require that financial statements prepared in the currency in the economy with hyperinflation should be expressed in terms of the measuring unit current at the end of the reporting period and the amounts for the corresponding previous periods should also be stated in terms of the measuring unit current at the end of the reporting period.

For the application of IAS 29, the Group used the conversion coefficient derived from the CPI in Türkiye published by the Statistical Institute of Türkiye. The indices and coefficients used to prepare the consolidated financial statements are as follows:

Date	Index	Adjustment Coefficient	Three years compound inflation rates

31 December 2023	1859.38	1.000	268%
31 December 2022	1128.45	1.648	156%
31 December 2021	686.95	2.707	74%

The following is a summary of the main procedures for the above mentioned adjustments:

To perform the required restatement of financial statements under IAS 29, assets and liabilities are separated into those that are monetary and non–monetary, with non–monetary items further divided into those measured on either a current or historical basis.

Non-monetary items that are carried at amounts current at the end of the reporting period, such as net realisable value and fair value, are not restated. All other non-monetary assets and liabilities are restated.

Monetary assets and liabilities are not adjusted as they are presented in the current purchasing power at the end of the reporting period.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.1    Basis of preparation (Continued)

Non-monetary assets and liabilities are restated in terms of the current measuring unit at the end of the reporting period, by applying the change in the general price index from the transaction date when they arose to the end of the reporting period.

Components of shareholders’ equity, except accumulated deficit, in the consolidated balance sheets are also restated by applying the relevant index from the date the components were contributed or otherwise arose. At the end of the first period and in subsequent periods all components of shareholders’ equity are restated by applying a general price index from the beginning of the period or the date of contribution, if later.

All items in the consolidated statement of comprehensive income/(loss) are expressed in terms of current measuring unit at the end of the reporting period. All amounts restated by applying the change in the general price index from the dates when the items of income and expenses originated and restated on a monthly basis.

The application of IAS 29 results in an adjustment for the income/(loss) of purchasing power of the Turkish Lira recognized in the profit or loss section of the consolidated statements of comprehensive income/(loss). In a period of inflation, an entity holding an excess of monetary assets over monetary liabilities loses purchasing power and an entity with an excess of monetary liabilities over monetary assets gains purchasing power to the extent the assets and liabilities are not linked to a price level. This gain or loss on the net monetary position is derived as the difference resulting from the restatement of non-monetary assets, owners’ equity and items in the statements of comprehensive income/(loss) and the adjustment of index linked assets and liabilities.

Corresponding figures for the years ended 31 December 2022 and 31 December 2021 have also been restated so that they are presented in terms of the purchasing power of the Turkish Lira as of 31 December 2023.

In the first reporting period in which hyperinflation exists, the requirements of IAS 29 are applied as if the economy had always been hyperinflationary. Therefore, the statement of financial position at the beginning of the earliest comparative period, is restated as the base of all subsequent reporting. Restated accumulated deficit in the statement of financial position at the beginning of the earliest comparative period is derived as balancing figure in the restated statement of financial position.

Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which they operate (“the functional currency”). The consolidated financial statements are presented in thousand Turkish Lira (TRY), which is both the functional and the presentation currency of the Group.

Going concern

The Group has recurring operating losses, the total operating loss for the year ended 31 December 2023 amounted to TRY725.0 million, while accumulated deficit as of 31 December 2023 amounted to TRY12,147.1 million. The Group generated positive operating cash flows amounting to TRY5,019 million in 2023 and its cash and cash equivalents as of 31 December 2023 amounts to TRY5,500 million.

Based on its current business plan, the Group’s cash and cash equivalents will be sufficient to fund its operations for at least twelve months from the issuance date of these consolidated financial statements. Management of the Group believes that it will be in a position to cover its liquidity needs through cash on hand, cash generated from operations, available credit lines or a combination thereof, when necessary.

The consolidated financial statements have been prepared assuming that the Group will continue as a going concern.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.2    Significant accounting estimates and assumptions

Estimates and assumptions are continuously evaluated and are based on historical experience and other factors including expectations of future events that are believed to be reasonable under the circumstances.

Estimates and assumptions

The Group makes estimates and assumptions concerning the future. The estimates and assumptions that have a significant risk of causing material adjustments to the carrying amount of asset and liabilities are as follows:

Recognition and measurement of share-based payments

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model and making assumptions about them.

As further disclosed in Note 14, the Group granted an equity settled share-based payment plan where management personnel, other employees and directors are entitled to receive Company’s shares based on the fair value at the date when the grant is made using an appropriate valuation model. Determination of estimated fair value of the Company before it consummated its initial public offering required complex and subjective judgments. The Company’s enterprise value for purposes of recording share-based compensation was estimated using a discounted cash flow (“DCF”) methodology. For the DCF methodology, the net present value has been estimated using an appropriate discount rate.

The estimated number of stock awards that will ultimately vest based on service condition requires judgement, and to the extent actual results or updated estimates differ from current estimates, such amounts will be recorded as a cumulative adjustment in the period estimates are revised.

Recognition and estimated useful lives of website development costs

Costs that are directly associated with the development of website and identifiable and unique software products controlled by the Group are recognized as intangible assets as they meet the recognition criteria of IAS 38 and SIC 32 (for further information refer to Note 2.7).

The Group anticipates that its website is capable of generating revenues and satisfy the requirement of future probable economic benefit. The carrying amounts of the Group’s intangible assets are reviewed at each reporting date to determine whether there is an indication of impairment, considering future profit projections.

Website development costs recognized as assets are amortized over their estimated useful lives between 2 and 4 years. However, the actual useful life may be shorter or longer than estimated useful lives, depending on technical innovations and competitor actions. If the useful lives were increased/decreased by one year, the carrying amount would be TRY115,795 thousand higher/TRY192,079 thousand lower as at 31 December 2023 (2022: TRY65,758 thousand higher/TRY102,411 thousand lower).

The useful lives of the website development costs are estimated by management at the time the asset is capitalized and reviewed for appropriateness at each reporting date. The Group defines useful life of its assets in terms of the assets’ expected utility to the Group. This judgment is based on the experience of the Group with similar assets. In determining the useful life of an asset, the Group also follows technical and/or commercial obsolescence arising on changes or improvements from a change in the market. Amortization starts when the asset is ready for use (Note 11).

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.2    Significant accounting estimates and assumptions (Continued)

Recognition and measurement of deferred tax assets

The Group has not recognised any deferred income tax assets (except to the extent they are covered by taxable temporary differences) in regarding to its carry forward tax losses, unused tax incentives and other deductible temporary differences due to macroeconomic challenges giving rise to uncertainties as to the generation of future taxable profits for the realization of such deferred tax assets in the foreseeable future. If actual events differ from the Group’s estimates, or to the extent that these estimates are adjusted in the future, changes in the amount of an unrecognized deferred tax asset could materially impact the Group’s results of operations.

IFRS 16 application and discount rates used for measurement of lease liability

The Group, as a lessee, measures the lease liability at the present value of the unpaid lease payments at the commencement date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined or if that rate cannot be readily determined, the Group uses its incremental borrowing rate.

Incremental borrowing rate is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of similar value of the right of use assets in similar economic environment.

The Group determines its incremental borrowing rate with reference to its existing and historical cost of borrowing adjusted for the term and security against such borrowing. In addition, the management assesses the expected length of the leases and this assessment takes into account non-cancellation and extension options. The Group evaluate whether it is reasonably certain to exercise the option to renew. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (as a change in business strategy).

Provisions

In determining the provisions, the possibilities of negative outcome and the liabilities that may arise are evaluated by the Company’s legal counsel taking into account expert opinions, if necessary. The Group management determines the amount of the provisions based on its best estimate (Note 13).

Allowance for doubtful receivables

The Group maintains an allowance for doubtful receivables for estimated losses resulting from the inability of the Group’s customers to make required payments. The Group bases the allowance on the likelihood of recoverability of trade receivables, Buy Now Pay Later (“BNPL”) receivables and credit card receivables; when there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of asset and those events have an impact on the estimated future cash flows of the financial asset or group of financial assets that could be reliably estimated. The allowance is periodically reviewed. The allowance charged to expenses is determined in respect of receivable balances, calculated as a specified percentage of the outstanding balance in each aging group, with the percentage of the allowance increasing as the aging of the receivable progresses.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.3    Basis of consolidation

The consolidation principles used in the preparation of these consolidated financial statements are summarised below:

a)	These consolidated financial statements include the accounts of the parent company, D-Market and its subsidiaries (collectively referred to as the “Group”) on the basis set out in sections (a) to (b) below. The financial statements of the companies included in the consolidation are based on the accounting principles and presentation basis applied by the Group.
b)	Subsidiaries are all companies over which D-Market has control. An investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and it has the ability to affect those returns through its power over the investee. Thus, the principle of control sets out the following three elements of control:
-	Power over the investee;
-	Exposure or rights to variable returns from involvement with the investee;
-	The ability to use power over the investee to affect the amount of the investor’s returns.

The proportion of ownership interest represents the effective shareholding of the Group through the shares held by D-Market and indirectly by its subsidiaries.

The table below sets out the subsidiaries included in the scope of consolidation and shows the Group’s ownership interests at 31 December 2023, 2022 and 2021:

Subsidiaries	2023	2022	2021

D-Ödeme	100.00%	100.00%	100.00%
D-Fast	100.00%	100.00%	100.00%
Hepsi Finansal	100.00%	100.00%	100.00%
Hepsi Finansman	100.00%	100.00%	—
Hepsiburada Global (*)	100.00%	—	—

(*) Hepsiburada Global was founded on 28 July 2023 in the Netherlands, with an aggregate issued share capital of EUR1,000,000. The initial EUR100,000 share capital subscription of Hepsiburada Global was paid on 26 October 2023. Hepsiburada Global aims to facilitate Hepsiburada’s integration with European payment solutions and marketplaces.

The balance sheet and statement of comprehensive income/(loss) of the subsidiaries are consolidated on a line-by-line basis and the carrying value of the investment held by D-Market in its subsidiaries is eliminated against equity. The intercompany transactions and balances between D-Market and its subsidiaries are eliminated on consolidation. The cost of, and the dividends arising from, shares held by D-Market in its subsidiaries are eliminated from equity and income for the period, respectively. The subsidiaries are consolidated from the date on which control is transferred to the Group and are no longer consolidated from the date that control ceases.

2.4    Offsetting

Financial assets and liabilities are offset and the net amount is reported in the consolidated balance sheet when there is a legally enforceable right to set off the recognised amounts and there is an intention to settle on a net basis, or realise the asset and settle the liability simultaneously.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.5    Comparative information

The current period consolidated financial statements of the Group include comparative financial information to enable the determination of the trends in financial position and performance. Comparative figures are reclassified, where necessary, to conform to the changes in the presentation of the current period consolidated financial statements.

2.6    Recent accounting pronouncements

The accounting policies adopted in preparation of the consolidated financial statements as at 31 December 2023 are consistent with those of the previous financial year, except for the adoption of new and amended IFRS and IFRIC interpretations effective as of 1 January 2023 and thereafter. The effects of these amendments and interpretations on the Group’s financial position and performance have been disclosed in the related paragraphs.

i)    Standards, amendments and interpretations applicable as of 31 December 2023:

●

Narrow scope amendments to IAS 1, Practice Statement 2 and IAS 8; effective from annual periods beginning on or after 1 January 2023. The amendments aim to improve accounting policy disclosures and to help users of the financial statements to distinguish between changes in accounting estimates and changes in accounting policies. This change has no impact on the financial position and performance of the Group.

●

Amendment to IAS 12 – Deferred tax related to assets and liabilities arising from a single transaction; effective from annual periods beginning on or after 1 January 2023. These amendments require companies to recognise deferred tax on transactions that, on initial recognition give rise to equal amounts of taxable and deductible temporary differences. This change has no impact on the financial position and performance of the Group.

●

IFRS 17, ‘Insurance Contracts’; effective from annual periods beginning on or after 1 January 2023. This standard replaces IFRS 4, which permited a wide variety of practices in accounting for insurance contracts. IFRS 17 will fundamentally change the accounting by all entities that issue insurance contracts. This change has no impact on the financial position and performance of the Group.

●

Amendment to IAS 12 – International tax reform; The temporary exception is effective for December 2023 year ends and the disclosure requirements are effective for accounting periods beginning on or after 1 January 2023, with early application permitted. These amendments give companies temporary relief from accounting for deferred taxes arising from the Minimum Tax Implementation Handbook international tax reform. The amendments also introduce targeted disclosure requirements for affected companies. This change has no impact on the financial position and performance of the Group.

The standards and amendments had no impact on the consolidated financial statements of the Group.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.6   Recent accounting pronouncements (Continued)

ii)	Standards, amendments, and interpretations that are issued but not effective as of 31 December 2023:

Standards, interpretations and amendments to existing standards that are issued but not yet effective up to the date of issuance of the consolidated financial statements are as follows. The Group will make the necessary changes if not indicated otherwise, which will be affecting the consolidated financial statements and disclosures, when the new standards and interpretations become effective.

●

Amendment to IAS 1 – Non-current liabilities with covenants; effective from annual periods beginning on or after 1 January 2024. These amendments clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. The amendments also aim to improve information an entity provides related to liabilities subject to these conditions. Management has assessed that the amendment will have no impact on the consolidated financial statements.

●

Amendment to IFRS 16 – Leases on sale and leaseback; effective from annual periods beginning on or after 1 January 2024. These amendments include requirements for sale and leaseback transactions in IFRS 16 to explain how an entity accounts for a sale and leaseback after the date of the transaction. Sale and leaseback transactions where some or all the lease payments are variable lease payments that do not depend on an index or rate are most likely to be impacted. Management has assessed that the amendment will have no impact on the consolidated financial statements.

●

Amendments to IAS 7 and IFRS 7 on Supplier finance arrangements; effective from annual periods beginning on or after 1 January 2024. These amendments require disclosures to enhance the transparency of supplier finance arrangements and their effects on a company’s liabilities, cash flows and exposure to liquidity risk. The disclosure requirements are the IASB’s response to investors’ concerns that some companies’ supplier finance arrangements are not sufficiently visible, hindering investors’ analysis. Management is in the process of impact assessment on consolidated financial statements.

●

Amendments to IAS 21 – Lack of Exchangeability; effective from annual periods beginning on or after 1 January 2025. An entity is impacted by the amendments when it has a transaction or an operation in a foreign currency that is not exchangeable into another currency at a measurement date for a specified purpose. A currency is exchangeable when there is an ability to obtain the other currency (with a normal administrative delay), and the transaction would take place through a market or exchange mechanism that creates enforceable rights and obligations. Management has assessed that the amendment will have no impact on the consolidated financial statements.

●

IFRS S1, ‘General requirements for disclosure of sustainability-related financial information’; effective from annual periods beginning on or after 1 January 2024. This standard includes the core framework for the disclosure of material information about sustainability-related risks and opportunities across an entity’s value chain. Management is in the process of impact assessment on consolidated financial statements.

●

IFRS S2, ‘Climate-related disclosures’; effective from annual periods beginning on or after 1 January 2024. This is the first thematic standard issued that sets out requirements for entities to disclose information about climate-related risks and opportunities. Management is in the process of impact assessment on consolidated financial statements.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies

The significant accounting policies followed in the preparation of these consolidated financial statements are summarised below:

Cash and cash equivalents

Cash and cash equivalents includes cash on hand, demand and time deposits with financial institutions and other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Restricted cash and wallet deposits

Restricted cash represents fund deposits received from customers for the Group’s payment solution by digital wallet. These deposits are subject to regulatory restrictions and therefore are not available for use by the Group. These deposits are kept separately from the Group’s cash accounts. A corresponding liability is recorded as wallet deposits in the consolidated balance sheet. These amounts are maintained in the digital wallet until withdrawal is requested or used by the customer. In accordance with the Law on payment and securities settlement systems, payment services and electronic money institutions, number 6493, the Group is liable to compensate for the rights of the fund holders. Considering these facts and circumstances, the Group has recognized restricted cash and the corresponding wallet deposit liability in its consolidated financial statements.

Trade receivables

A trade receivable is the Group’s right to consideration that is unconditional. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured initially at the transaction price, and subsequently at amortized cost using the effective interest rate method, less provision for impairment.

Loan receivables

Financial assets generated as a result of providing a loan are classified as loan receivables and are carried at amortized cost, less any impairment. All loans are recognised in the consolidated financial statements when cash is transferred to customers.

Contract assets

When the Group performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, the Group presents the contract as a contract asset, excluding any amounts presented as a receivable. Contract assets are subject to impairment assessment within the scope of expected credit loss calculation.

Contract liabilities and merchant advances

If a customer pays consideration, or the Group has a right to an amount of consideration that is unconditional (i.e., a receivable) before the Group transfers a good or service, the Group presents the respective amount as a contract liability when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognised as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services).

Merchant advances consists of advances received from customers for marketplace transactions, which relate to undelivered orders and where the Group acts as an agent. The Group earns a commission for these transactions. The amount of advances payable to a merchant, net of commissions, is credited as a payable to the merchant when delivery is complete.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

Financial assets

The Group classified its financial assets in three categories; financial assets carried at amortized cost, financial assets carried at fair value through profit or loss, financial assets carried at fair value through other comprehensive income. Classification is performed in accordance with the business model determined based on the purpose of benefits from financial assets and expected cash flows. Management performs the classification of financial assets at the acquisition date. The Group did not hold any financial assets in the “fair value through other comprehensive income” category as at 31 December 2023.

a)	Financial assets carried at amortized cost

Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest, whose payments are fixed or predetermined, which are not actively traded and which are not derivative instruments are measured at amortized cost. They are included in current assets, except for maturities more than 12 months after the balance sheet date. Those with maturities more than 12 months are classified as non-current assets. The Group’s financial assets carried at amortized cost comprise “trade receivables”, “loan receivables”, “contract assets”, “financial investments” and “cash and cash equivalents” in the consolidated balance sheet.

Impairment for trade receivables and contract assets

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables and contract assets. To measure the expected credit losses, trade receivables and contract assets have been grouped based on shared credit risk characteristics and the days past due. The Group has further concluded that the expected loss rates for trade receivables are a reasonable approximation of the loss rates for the contract assets. The expected loss rates are based on the payment profiles of sales over a period before reporting date and the corresponding credit losses experienced within this period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables. While cash and cash equivalents and financial investments carried at amortized cost are also subject to the impairment requirements of IFRS 9, the identified impairment loss was immaterial.

Impairment for loan receivables

The Group has adopted “three level impairment approach (general model)” defined in IFRS 9 for the recognition of impairment losses on receivables from finance sector operations, carried at amortized cost. General model considers the changes in the credit quality of the financial instruments after the initial recognition. Three levels defined in the general model are as follows:

“Level 1”, includes financial instruments that have not had a significant increase in credit risk since initial recognition or that have low credit risk at the reporting date. For these assets, 12-month expected credit losses (“ECL”) are recognised and interest revenue is calculated on the gross carrying amount of the asset (that is, without deduction for credit allowance). 12-month ECL are the expected credit losses that result from default events that are possible within 12 months after the reporting date.

“Level 2”, includes financial instruments that have had a significant increase in credit risk since initial recognition but those do not have objective evidence of impairment. For these assets, lifetime expected credit losses are recognised and interest revenue is calculated on the gross carrying amount of the asset. Lifetime ECL are the expected credit losses that result from all possible default events over the expected life of the financial instrument.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

a)Financial assets carried at amortized cost (continued)

“Level 3”, includes financial assets that have objective evidence of impairment at the reporting date. For these assets, lifetime expected credit losses are recognised. Group appropriately classifies its financial instruments considering common risk factors (such as the type of the instrument, credit risk rating, guarantees, time to maturity and sector) to determine whether the credit risk on a financial instrument has increased significantly and to account appropriate amount of credit losses in the consolidated financial statements. The changes in the expected credit losses on receivables from finance sector operations are accounted for under “other operating income/expenses” account of the consolidated statement of income.

b)	Financial assets carried at fair value through profit or loss

Financial assets at fair value through profit or loss are carried in the consolidated balance sheet at fair value with net changes in fair value recognised in the consolidated statement of profit or loss. Financial assets at fair value through profit or loss consist of financial investments which are acquired to benefit from short-term price or other fluctuations in the market or which are a part of a portfolio aiming to earn profit in the short-run, irrespective of the reason of acquisition, and kept for trading purposes.

Trade payables and payables to merchants

Trade payables mainly arise from the payables to retail suppliers related to the inventory purchases and services payables. It also includes payables to the marketplace merchants for amounts received by the Group for products delivered by merchants to customers net of commissions, services charges and delivery costs. Trade payables and payables to merchants are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

Related parties

For the purpose of these consolidated financial statements, shareholders, key management personnel and Board members, in each case together with their close family members and the legal entities over which these related parties exercise control and significant influence, subsidiaries and joint ventures are considered and referred to as related parties.

Inventories

Inventories, comprising of trade goods, are valued at the lower of cost and net realisable value. Costs incurred in bringing each product to its present location and condition is defined as the initial cost. An entity may purchase inventories on deferred settlement terms. When the arrangement effectively contains a financing element, that element, for example a difference between the purchase price for normal credit terms and the amount paid, is recognised as interest expense over the period of the financing. The cost of inventories is determined using the weighted average method. Net realisable value is the estimated selling price in the ordinary course of business, less estimated costs necessary to make the sale. Provision for inventories is accounted in cost of inventory sold.

Rebates

The Group periodically receives consideration from certain suppliers, representing rebates for sold out products or purchased products from supplier for a specified period. The Group considers those rebates as a reduction to costs of inventory when the amounts are reliably measurable.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

Impairment of non-financial assets

The Group assesses, at each reporting date, whether there is objective evidence that an asset is impaired. If any indication exists, the Group estimates the asset’s recoverable amount. When the carrying amount of an asset exceeds its recoverable amount, the asset is considered impaired. Impairment losses are recognized in statement of comprehensive income/(loss).

The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use (discounted cash flows an asset is expected to generate based upon management’s expectations of future economic and operating conditions). For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows (cash-generating units). An assessment is made at each reporting date to determine whether there is an indication that previously recognised impairment losses no longer exist or have decreased.

Subsequent increase in the asset’s recoverable amount due to the reversal of a previously recognized impairment loss cannot be higher than the previous carrying value (net of depreciation and amortization).

Property and equipment and related depreciation

Property and equipment are carried at cost less accumulated depreciation and are amortized on a straight-line basis. Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognised. Repairs and maintenance are charged to the profit or loss of the statement of comprehensive income/(loss) as incurred. The cost includes expenditure that is directly attributable to the acquisition of the items. The assets’ residual values and estimated useful economic lives are reviewed at the end of each reporting period and adjusted prospectively if appropriate. The depreciation periods for property and equipment, which approximate the useful lives of such assets, are as follows:

Furniture and fixtures	5–10 years
Leasehold improvements	2-5 years
Motor vehicles	5 years

An impairment loss is charged to profit and loss for the amount by which the carrying amount of the asset exceeds its recoverable amount, which is the higher of the asset’s net selling price and value in use.

Gains or losses on disposals of property and equipment, which is determined by comparing the proceeds with the carrying amount, are included in the related income and expense accounts, as appropriate.

Intangible assets and related amortization

Intangible assets comprise acquired software and rights. Acquired computer software licenses and rights are capitalized on the basis of costs incurred to acquire and bring to use the specific software. Software and rights costs are amortized over their estimated useful lives of 3 to 15 years.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

Website development costs

Costs that are directly associated with the development of website and unique software products controlled by the Group are recognized as internally generated intangible assets when the following criteria are met:

●	it is technically feasible to complete the software so that it will be available for use or sale;
●	management intends to complete the software and use or sell it;
●	there is an ability to use or sell the software;
●	it can be demonstrated how the software will generate probable future economic benefits;
●	adequate technical, financial and other resources to complete the development and to use or sell the software are available; and
●	the expenditure attributable to the software during its development can be reliably measured.

Directly attributable costs that are capitalized as part of the development website and software include direct employee costs, an appropriate portion of relevant overhead and service costs incurred as part of the development.

Development costs that do not meet the criteria above are recognized as expense as incurred. Development costs previously recognized as expense are not recognized as an asset in a subsequent period. Development costs recognized as an asset are amortized over their estimated useful lives between 2 and 4 years. Amortization starts when the asset is ready for use (Note 11).

Capitalized development costs, stages of website development and useful lives are assessed in accordance with the requirements of SIC 32 Intangible Assets: Web Site Costs and IAS 38 Intangible Assets.

Leases

At the inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys right to control the use of an identified asset for a period of time in exchange for consideration.

For a contract that is, or contains, a lease, the Group accounts for each lease component within the contract as lease separately from non-lease components of the contract.

The Group determines the lease term as the non-cancellable period of lease, together with both:

-	periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; and
-	periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option.

In assessing whether a lessee is reasonably certain to exercise an option to extend a lease, or not to exercise an option to terminate a lease, the Group considers all relevant facts and circumstances that create an economic incentive for the lessee to exercise the option to extend the lease, or not to exercise the option to terminate the lease. The Group revises the lease term if there is a change in the non-cancellable period of lease.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

The Group as a lessee

For a contract that contains a lease component and one or more additional lease or non-lease components, the Group allocates the consideration in the contract to each component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components.

The relative stand-alone price of lease and non-lease components is determined on the basis of the price the lessor, or a similar supplier, would charge an entity for that component, or a similar component, separately. If an observable stand-alone price is not readily available, the Group estimates the stand-alone price, maximising the use of observable information.

For determination of the lease term, the Group reassesses whether it is reasonably certain to exercise an extension option, or not to exercise a termination option, upon the occurrence of either a significant event or a change in circumstances that:

-	Is within the control of the Group,
-	Affects whether the Group is reasonably certain to exercise an option not previously included in its determination of the lease term, or not to exercise an option previously included in its determination of the lease term.

At the commencement date, the Group recognises a right of use asset and a lease liability under the lease contract.

Short-term lease agreements with a lease term of 12 months or less and agreements determined by the Group as low value have been determined to be within the scope of the practical expedient included in IFRS 16. For these agreements, the lease payments are recognized as an other operating expense in the period in which they are incurred. Such expenses have no significant impact on Group’s consolidated financial statements.

Lease liability

Lease liability is initially recognised at the present value of future lease payments that are not paid at the commencement date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group uses its incremental borrowing rate.

After initial recognition, the lease liability is measured by: (a) increasing the carrying amount to reflect interest on the lease liability; (b) reducing the carrying amount to reflect the lease payments made; and (c) remeasuring the carrying amount to reflect any reassessment or lease modifications or to reflect revised in-substance fixed lease payments.

The Group remeasures the lease liabilities to reflect changes to lease payments by discounting the revised lease payments using a revised discount rate when: (a) there is a change in the lease term as a result of reassessment of the expectation to exercise a renewal option, or not to exercise a termination option as discussed above; or (b) there is a change in the assessment of an option to purchase the underlying asset. The Group determines the revised discount rate as the interest rate implicit in the lease for the remainder of the lease term if that rate can be readily determined, or if not, its incremental borrowing rate at the date of reassessment.

Where: (a) there is a change in the amounts expected to be payable under a residual value guarantee; or (b) there is a change in the future lease payments resulting from a change in an index or a rate used to determine those payments, including changes to reflect changes in market rental rates following a market rent review, the Group remeasures the lease liabilities by discounting the revised lease payments using an unchanged discount rate unless the change in lease payments results from a change in floating interest rates. In such case, the Group uses the revised discount rate that reflects the changes in the interest rate.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

The Group recognises the amount of the remeasurement of lease liability as an adjustment to the right of use asset. When the carrying amount of the right of use asset is reduced to zero and there is further reduction in the measurement of the lease liability, the Group recognises any remaining amount of the remeasurement in profit or loss.

The Group accounts for a lease modification as a separate lease if both:

-	The modification increases the scope of the lease by adding the right to use one or more underlying assets;
-	The consideration for the lease increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.

For lease modifications that are not accounted for as a separate lease, the Group, at the effective date of the lease modification; (a) allocates the consideration in the modified contract; (b) determines the lease term of the modified lease; and (c) remeasures the lease liability by discounting the revised lease payments using a revised discount rate.

The revised discount rate is determined as the interest rate implicit in the lease for the remainder of the lease term, if that rate can be readily determined, or the lessee’s incremental borrowing rate at the effective date of the modification, if the interest rate implicit in the lease cannot be readily determined.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

Right of use assets

The right of use asset is initially recognised at cost comprised of:

-	The amount of the initial measurement of the lease liability,
-	Any lease payments made at or before the commencement date, less any lease incentives received,
-	Any initial direct costs incurred by the Group, and
-	An estimate of costs to be incurred by the Group in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease. These costs are recognised as part of the cost of right of use asset when the Group incurs an obligation for these costs. The obligation for these costs is incurred either at the commencement date or as a consequence of having used the underlying asset during a particular period.

Right of use assets are amortized on a straight-line basis over their estimated useful lives and carried at cost less accumulated amortization and impairment losses, and adjusted for any re-measurement of lease liabilities. Useful lives are determined over the shorter of its estimated useful life and the lease term. Useful lives of right of use assets are as follows:

Useful lives

Buildings	2 – 5 years
Furniture and fixtures	4 – 5 years
Software and rights	3 – 15 years
Other	2 – 3 years

Goodwill

Goodwill arising on acquisition of business is carried at cost as established at the date of acquisition of the business less accumulated impairment losses, if any.

The cash-generating unit, where the goodwill is allocated, is tested for impairment annually. If there is any indication that the unit is impaired, the impairment test is performed more frequently.

If the recoverable amount of the cash-generating unit is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro rata based on the carrying amount of each asset in the unit. Any impairment loss for goodwill is recognised directly in profit or loss in the consolidated financial statements. An impairment loss recognised for goodwill is not reversed in subsequent periods.

Business combinations

Business combinations, that is assets acquired and liabilities assumed constitute a business, are accounted in accordance with IFRS 3 “Business Combinations” using the acquisiton method.

The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the acquirer, liabilities incurred by the acquirer to the former owners of the acquiree and the equity interests issued by the acquirer in exchange for the acquiree.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

When the consideration transferred by the Group in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill, else they are recognized in profit in loss.

Measurement period adjustments are adjustments that arise from additional information obtained during the “measurement period” (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net of the acquisition-date fair values of the identifiable assets acquired and the liabilities assumed.

Non-controlling interests that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation may be initially measured either at fair value or at the non-controlling interests’ proportionate share of the recognised amounts of the acquiree’s identifiable net assets. The choice of measurement basis is made on a transaction-by-transaction basis.

Acquisition related costs are costs the acquirer incurs to effect a business combination and are accounted as expenses in the periods in which the costs are incurred and the services are received, with the exception of costs to issue debt or equity securities, which shall be recognised in accordance with IAS 32 and IFRS 9.

Deferred income taxes

Deferred income tax is provided, using the liability method, for all temporary differences arising between the tax base of assets and liabilities and their carrying values for financial statement purposes. Currently enacted or substantially enacted at period end tax rates are used to determine deferred income taxes.

Deferred income tax liabilities are recognized for all taxable temporary differences, whereas deferred tax assets resulting from deductible temporary differences, tax losses and tax incentives are recognized to the extent that it is probable that future taxable profit or taxable temporary differences will be available against which the deductible temporary difference can be utilized. Deferred income tax assets and liabilities are presented net when there is a legally enforceable right to offset current tax receivables against current tax liabilities and when the deferred income taxes assets and liabilities relate to income taxes levied by the same tax authority on the same taxable entity.

Provision for post-employment benefits

Under the Turkish Labour Law, the Group is required to pay post-employment benefits to each employee who has completed one year of service and achieves the retirement age (58 for women and 60 for men), or whose employment is terminated without due cause, or is called up for military service, or dies.

Provision for post-employment benefits represents the present value of the estimated total reserve of the future probable obligation of the Group arising from the retirement of the employees calculated using the “Projected Unit Credit Method” and based on factors derived using the experience of personnel terminating their services.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

The current service cost which is recognized in the consolidated statement of comprehensive income/(loss), reflects the increase in the defined benefit obligation resulting from employee service in the current year. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise. Past-service costs are recognized immediately in profit or loss of the statement of comprehensive income/(loss).

Provisions, contingent assets and liabilities

Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made.

Contingent assets and liabilities

Contingent liabilities are not recognized in the financial statements. They are disclosed only, unless the possibility of an outflow of resources embodying economic benefits is remote. A contingent asset is not recognized in the financial statements but disclosed when an inflow of economic benefits is probable.

Commitments

A commitment is an enforceable, legally binding agreement to make a payment in the future for the purchase of goods and services. Commitments are not recognized in the financial statements, only disclosed (Note 13), since the Group has not yet received the goods and services.

Revenue recognition

Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer. The Group evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. When the Group obtains control of the goods or services before they are transferred to the customer, the Group is the principal in the transaction. If it is unclear whether the Group obtains control, an assessment is made as to whether the Group is the primary obligor for providing the goods, whether it is subject to inventory risk and if it has discretion in establishing prices to determine whether it controls the goods. When the Group controls the goods before they are transferred to the customer, revenues are recorded on a gross basis (“Retail”). When the Group does not obtain the control of the goods before they are transferred to the customer, revenues are recorded on a net basis (“Marketplace”).

At contract inception, if the Group expects that the period between the transfer of the promised good or service and the payment is one year or less, the Group applies the practical expedient and does not make any adjustment for the effect of a significant financing component on the promised amount of consideration. On the other hand, when the contract effectively constitutes a financing component, the fair value of the consideration is determined by discounting all future receipts using an imputed rate of interest. The difference between the fair value and the nominal amount of the consideration is recognised on an accrual basis as financial income.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

The Group launched paid subscription service, Hepsiburada Premium, in July 2022, replacing the Group’s earlier loyalty club, which allows Hepsiburada Premium subscribers to benefit from free deliveries, specific campaigns, discounts, cashbacks and subscription to a paid-TV channel. The Group estimates the unused amount of these incentives (for example cashbacks) that will be redeemed and recognizes a contract liability, as necessary, with the corresponding reduction in revenue.

The Group launched Hepsipay Cüzdanım (Wallet), an embedded digital wallet product in June 2021 and introduced “Hepsipara”, a cashback points program that allows customers to earn and redeem points during purchases with the Wallet on the platform. The unused amount of cashback points provided to the customers are accounted as a contract liability and a revenue deduction.

The Group launched end-to-end digital “Buy Now Pay Later” (“BNPL”) deferred payment facility in February 2022 embedded within Wallet which provides customers the opportunity to complete their purchase and submit payment a month later or in up to twelve monthly instalments (lower in some categories where regulations limit the number of installments). BNPL purchase limits are defined based on the financial history of consumers based on their record at the Credit Bureau of Türkiye and shopping behavior at Hepsiburada. Installments are automatically collected from the selected credit or debit card of the customer. The Group charges BNPL transaction fees to its customers for BNPL transactions and recognizes such fees as financial income over time during the installment period.

i.    Sales of goods

Sales of goods relate to transactions where the Group acts directly as the seller of goods purchased from the suppliers. In these transactions, the Group acts as the principal. Collections from the customer for the goods sold are made at the time orders are placed. Revenue is recognized when the goods are delivered to the customers. The Group recognizes revenue from sales of goods, net of return and cancellation allowances.

Variable consideration is common and takes various forms, including returns and discounts. Customers have a right to return goods within 14 days from delivery of the goods. A right of return is contractual. A customer exercising its right to return a good receives a full refund. The Group estimates future returns for its sales and recognizes a refund liability for the expected returns, as necessary. Discounts the Group provides to customers are recognized as a reduction of revenue.

ii.    Services revenues

Service revenue includes marketplace commissions, transaction fees, charges for delivery services and other service revenues (mainly includes advertising revenues, fulfilment revenues, subscription services revenue and other commissions).

Marketplace commission

The Group offers a marketplace platform that enables third-party sellers (“merchants”) to sell their products. Marketplace commission represents commission fees charged to merchants for selling their goods through this platform. In the Marketplace sales, the Group does not obtain control of the goods before delivery of the goods to the customer. Upon sale, the Group charges the merchants a fixed-rate commission fee based on the order amount. The Group recognizes revenue for the commission fee at completion of the order delivery. The Group records any commission revenue recognized net of any anticipated returns of commissions that might affect the consideration the Group will retain. The Group may, at times, provide discounts to the Marketplace customers. Any such discounts affect the amount of commission the Group will retain and are thus recognized as a reduction of revenue since they are a discount provided to a customer by the Group and therefore reduce the commission to be received.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

Transaction fees

The Group also charges to its merchants a transaction fee for each order received. Such fees are recognized as revenue at the time the order is placed or delivery is completed.

Other contractual charges

The Group charges contractual fees to its merchants mainly for late deliveries and cancellations caused by merchants. Such fees are recognized as revenue at a point in time.

Delivery service revenues

The Group charges to its customers and merchants shipping fees. Such shipping fees are recognized as revenue over time during the delivery period. The Group also provides cargo services to other e-commerce companies through its subsidiary, Hepsijet. Likewise, revenues generated through such cargo services are recognized over time during the delivery of the carried goods to the end customers.

Advertising revenues

The Group provides various advertising services, such as placing banners, sponsored ads, video advertising and other advertising services. As the Group establishes pricing, controls the service and is primarily obliged to deliver these advertising services, revenue is recognized on a gross basis. Revenue is recognized either at a point in time or over the period depending on the nature of the service and is billed mainly on a monthly basis.

Cost of inventory sold

Cost of inventory sold consists of the purchase price of consumer products, including supplier’s rebates and subsidies, write-downs and losses of inventories.

Borrowings

All bank borrowings are initially recognised at cost, being the fair value of the consideration received net of issue cost associated with the borrowing. After initial recognition, bank borrowings are subsequently measured at amortized cost using the effective interest method. Amortized cost is calculated by taking into account any issuance costs and any discount or premium on settlement (Note 6).

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

Supplier and merchant financing arrangements

The Group carries out supplier and merchant financing arrangements with some of its suppliers and merchants in accordance with the agreements made between the Group, banks and those suppliers and merchants, that enable those suppliers and merchants to collect their receivables earlier than original due dates. When the original liability to a supplier or merchant has been extinguished or substantially modified (e.g., through change in original terms of the contract), the liabilities are classified as bank borrowings. Otherwise, the liabilities remain as trade payables. The Group generates commission income from merchant and supplier financing transactions. Such commission is embedded in the interest rate that is charged by the bank to the relevant suppliers and/or the merchants. The Group receives its commission based on the amount of the loan from the banks once the loan is drawn by our suppliers or merchants. The program does not bear any financial risk on the Group’s financial statements. Neither the subsidiaries nor the parent provides any guarantee to the banks in respect to these supplier and merchant financing.

Share-based payments

Share-based payment transactions are accounted for in accordance with IFRS 2. The standard encompasses all arrangements where an entity purchases goods and services in exchange for issue of an entity’s equity instruments, or cash payments based on the fair value of the entity’s equity instruments, unless the transaction is clearly for a purpose other than payment for goods and services supplied to the entity receiving them. In accordance with IFRS 2, the Group distinguishes between equity settled and cash settled plans. The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model. The cost of equity settled plans granted on grant date is allocated on a pro rata basis over the expected vesting period against equity. For equity settled share-based payments, the value of the awards is fixed at the grant date. A liability is recognised for the fair value of cash-settled transactions. The fair value is measured initially and at each reporting date up to and including the settlement date, with changes in fair value recognised in payroll expense. The fair value is expensed over the period until the vesting date with recognition of a corresponding liability. A description of the existing share-based payment plan is disclosed in Note 14.

Capital increases and dividends

Ordinary shares are classified as equity. Pro-rata increases to existing shareholders are accounted for at par value as approved. Dividends on ordinary shares are recognized in equity in the period in which they are approved by the General Assembly Meeting.

Treasury shares

Own equity instruments that are reacquired (treasury shares) are recognised at cost and deducted from equity. No gain or loss is recognised in profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments.

Foreign currency transactions and balances

Foreign currency transactions during the period have been translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies have been translated into TRY at the exchange rates prevailing at the balance sheet dates. Exchange gains or losses arising from the settlement and translation of foreign currency items have been included in the statement of comprehensive income/(loss) in financial income or expense.

NOTE 2 - BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

Segment reporting of financial information

Operating segments are identified on the same basis as financial information is reported internally to the Group’s chief operating decision maker (“CODM’’), the Group’s Board of Directors. The Group management determines operating segments by reference to the reports reviewed by the Board of Directors to make strategic decisions. The Board of Directors evaluates the operational results as a whole as one cash generating unit. No segmental information is presented in these consolidated financial statements, since no segmental financial information is reviewed by the CODM.